INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 11,537	$ 8,885	$ 6,597
Net income	2,719	904	650
OCI	260	(62)	590
Comprehensive income	2,979	842	1,240
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	16,437	8,897	6,595
Net income	2,235	1,049	651
OCI	(278)	(1,495)	237
Comprehensive income	1,957	(446)	888
Net income (loss) attributable to the Partnership	88	131	224
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,336	1,715	1,046
Net income	521	364	354
OCI	28	(205)	26
Comprehensive income	549	159	380
Net income (loss) attributable to the Partnership	84	50	57
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	11,808	4,161	3,351
Net income	1,574	171	22
OCI	(435)	(1,419)	364
Comprehensive income	1,139	(1,248)	386
Net income (loss) attributable to the Partnership	15	(101)	2
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	833	767	734
Net income	146	236	351
OCI	(46)	0	(54)
Comprehensive income	100	236	297
Net income (loss) attributable to the Partnership	74	136	184
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,460	2,245	1,447
Net income	70	293	(38)
OCI	73	374	57
Comprehensive income	143	667	19
Net income (loss) attributable to the Partnership	14	45	(9)
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	0	9	17
Net income	(76)	(15)	(38)
OCI	102	(245)	(156)
Comprehensive income	26	(260)	(194)
Net income (loss) attributable to the Partnership	$ (99)	$ 1	$ (10)